Property, plant and equipment and Exploration and Evaluation Assets - Additional Information (Detail) ₨ in Millions, Quarters in Millions, MW in Millions			12 Months Ended
	Feb. 25, 2010 a	Jul. 20, 2002 a MW	Mar. 31, 2019 INR (₨) a bbl Quarters	Mar. 31, 2019 USD ($) a bbl Quarters	Mar. 31, 2018 INR (₨) $ / bbl		Mar. 31, 2018 USD ($) $ / bbl	Mar. 31, 2017 INR (₨) $ / bbl	Mar. 31, 2017 USD ($) $ / bbl	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Short term price of oil | $ / bbl					62		62	58	58
Long term price of oil | $ / bbl					65		65	70	70
Percentage increase in price					2.50%		2.50%	2.50%	2.50%
Post-tax nominal discount rate					10.10%		10.10%	10.20%	10.20%
Change in crude oil per barrel | $							$ 1
Change in discount rate					0.50%		0.50%
Change in recoverable value | $							$ 4,167,000,000		$ 3,451,000,000
Impairment charge/(reversal)			₨ (2,611)	$ (38,000,000)	₨ (44,679)			₨ 1,162
Property plant and equipment			₨ 1,090,844		888,596	[1]				$ 15,773,000,000
Land acquired | a			206	206
Mining reserve					0
Provision for restoration and rehabilitation to mines					0
Recoverable value of other assets and liabilities					7,415
Property, plant and equipment, interest capitalized			₨ 8,345		3,484			6,690		121,000,000
Area of land | a		34,740,000
Share of jointly owned assets with JV partners, property, plant and equipment and exploration and evaluation assets net block			230,411		222,074					3,332,000,000
Depreciation charge			₨ 97	$ 1,000,000
BALCO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land | a		171,440,000
Capacity of captive power plant | MW		270
PR-OSN-2004/1 - Exploration [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					1,102
Rajasthan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment					94,381
Recoverable amount					163,687						$ 2,514,000,000
Impairment charge/(reversal)								(845)
Bidhan bagh unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of quarters | Quarters			40	40
Area of land | a			300,880,000	300,880,000
Kobra [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land | a			300,880,000	300,880,000
Oil and gas block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Short term price of oil | bbl			62	62
Long term price of oil | bbl			65	65
Percentage increase in price			2.50%	2.50%
Post-tax nominal discount rate			11.80%	11.80%
Reversal of impairment			₨ 2,611	$ 38,000,000
Recoverable amount			2,075							30,000,000
Oil and gas segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment					93,278
Iron Ore Segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					48,599
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			2,774,823		2,554,586			2,453,503		40,122,000,000	$ 36,937,000,000
Gross carrying amount [member] | Iron Ore Segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment					56,037
Exploration and evaluation assets [member] | Rajasthan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment					62,164			5,070
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			122,465		661,278			660,672
Property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					43,841
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					601
Assets Under Construction [member] | Aluminum Segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					2,513
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge					4,157
Oil and Gas Properties[member] | Rajasthan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment					32,216
Impairment charge								4,225
Oil and Gas Properties[member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			1,305,790		646,790			633,757
Alumina Refinery Operations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge								₨ 2,007
Development Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			₨ 104,933		₨ 22,070					$ 1,517,000,000
Bharat aluminium company limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land | a	1,804,670,000

[1]	Restated - Refer Note 2(b)